New Accounting Standards	12 Months Ended
Dec. 31, 2023
Disclosure Of New Accounting Standards [Abstract]
New accounting standards	New accounting standards
New standards and interpretations adopted and effective during the periods
The following new IFRS standards have been adopted by the Group effective 1 January 2023:
IFRS 17 - Insurance Contracts
In May 2017, the IASB issued IFRS 17, Insurance Contracts, which replaces IFRS 4, Insurance Contracts. This standard sets out principles for the recognition, measurement, presentation and disclosure of insurance contracts that are within the scope of IFRS 17. In June 2020, the IASB issued Amendments to IFRS 17, which addresses concerns and implementation challenges that were identified after IFRS 17, Insurance Contracts, was published in 2017. The amendments are effective for annual periods beginning on or after 1 January 2023. IFRS 17 requires fundamental accounting changes to how insurance contracts are measured and accounted for. It introduces the general measurement model, based on a risk-adjusted present value of future cash flows that will arise as the insurance contract is fulfilled. This new measurement model aims to provide relevant information of the future cash flows. The general measurement model is modified for the measurement of reinsurance contracts held, direct participating contracts, and investment contracts with discretionary participation features. Also, while the general measurement model applies to all groups of insurance contracts in scope of IFRS 17, a simplified approach (a premium allocation approach) may be used to measure contracts that meet certain criteria. IFRS 17 also includes new disclosure requirements, providing more clarity and transparency for users of financial statements. The adoption of the standard did not have a material impact on the consolidated financial statements of the Group.

IAS 1 (Amendment) - Disclosure of Accounting Policies
The IASB issued Disclosure of Accounting Policies (Amendments to IAS 1) and IFRS Practice Statement 2 Making Materiality Judgements. The amendments replace the requirement for entities to disclose their significant accounting policies with the requirement to disclose their material accounting policy information. The amendments also include guidance to help entities apply the definition of material in making decisions about accounting policy disclosures. The adoption of these amendments did not have a material impact on the consolidated financial statements of the Group.

IAS 8 (Amendments) - Definition of Accounting Estimates
The IASB issued amendments on IAS 8 to help entities to distinguish between accounting policies and accounting estimates. The amendments clarify how companies distinguish changes in accounting policies from changes in accounting estimates, with a primary focus on the definition of and clarifications on accounting estimates. The distinction between the two is important because changes in accounting policies are applied retrospectively, while changes in accounting estimates are applied prospectively. The amendments further clarify that accounting estimates are monetary amounts in the financial statements and are subject to measurement uncertainty. The amendments also clarify the relationship between accounting policies and accounting estimates by specifying that a company develops accounting estimates to achieve the objective set out by an accounting policy. The amendments are reflected in all financial statements and disclosures of the Group. The adoption of the amendments did not have a material impact on the consolidated financial statements of the Group.
IAS 12 (Amendments) - Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction
The IASB issued amendments on IAS 12, which clarifies how companies shall account for deferred tax on transactions such as leases and decommissioning obligations, with a focus on reducing diversity in practice. The amendments narrow the scope of the initial recognition exemption in paragraphs 15 and 24 of IAS 12 so that it does not apply to transactions that give rise to equal and offsetting temporary differences. As a result, companies will need to recognize deferred tax assets and a deferred tax liability for temporary differences arising on initial recognition of a lease and a decommissioning provision. The adoption of the amendments did not have a material impact on the consolidated financial statements of the Group.

IAS 12 (Amendments) - International Tax Reform—Pillar Two Model Rules
In March 2022, the OECD released technical guidance on its 15% global minimum tax agreed as the second ‘pillar’ of a project to address the tax challenges arising from digitalisation of the economy. This guidance elaborates on the application and operation of the Global Anti-Base Erosion (GloBE) Rules agreed and released in December 2021 which lay out a co-ordinated system to ensure that multinational enterprises with revenues above €750 million pay tax of at least 15% on the income arising in each of the jurisdictions in which they operate. In May 2023, the IASB issued amendments to IAS12 Income Taxes to introduce a temporary exception to the requirements to recognise and disclose information about deferred tax assets and liabilities related to Pillar Two income taxes. As the Company does not meet the revenue thresholds, this guidance had no impact on the Group's consolidated financial statements.
New and revised IFRS standards in issue but not yet effective
The following new standards are not yet adopted by or effective for the Group and have not been applied in preparing these consolidated financial statements.
IAS 1 (Amendments) – Classification of Liabilities as Current or Non-Current
The IASB issued amendments to IAS 1, which affect the presentation of liabilities as current or non-current in the statement of financial position. The amendment does not impact the amount or timing of recognition of any asset, liability, income or expenses, or the information disclosed about those items. The amendments clarify that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period, specify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability, explain that rights are in existence if covenants are complied with at the end of the reporting period, and introduce a definition of ‘settlement’ to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services. The amendments are applied retrospectively for annual periods beginning on or after 1 January 2024, with early application permitted. The Group currently evaluates the impact of these amendments on the consolidated financial statements.

IAS 1 (Amendments) – Non-current Liabilities with Covenants
These amendments clarify how conditions with which an entity must comply within twelve months after the reporting period affect the classification of a liability. The amendments also aim to improve information an entity provides related to liabilities subject to these conditions. The amendments also respond to stakeholders’ concerns about the classification of such a liability as current or non-current. The amendment is effective for annual periods beginning on or after 1 January 2024. The Group currently evaluates the impact of these amendments on the consolidated financial statements.

IFRS 16 (Amendment) - Lease Liability in a Sale and Leaseback
This amendment adds subsequent measurement requirements for sale and leaseback transactions. This amendment includes requirements for sale and leaseback transactions in IFRS 16 to explain how an entity accounts for a sale and leaseback after the date of the transaction. Sale and leaseback transactions where some or all the lease payments are variable lease payments that do not depend on an index or rate are most likely to be impacted. The amendment is effective for annual periods beginning on or after 1 January 2024. The Group anticipates that the application of this amendment will not have a material impact on the consolidated financial statements.